ACCOUNTS RECEIVABLE, NET - Summary of Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance at the beginning of the year	¥ 7,405	¥ 7,405
Additions charged to bad debt expense	22,335		¥ 7,405
Balance at the end of the year	29,740	7,405	7,405
Accounts receivable
Balance at the beginning of the year	14,987	9,214	2,251
Additions charged to bad debt expense	15,531	5,773	6,963
Balance at the end of the year	¥ 30,518	¥ 14,987	¥ 9,214